CONVERTIBLE NOTES PAYABLE AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
Convertible Notes Payable At Fair Value
CONVERTIBLE NOTES PAYABLE AT FAIR VALUE

NOTE 15 — CONVERTIBLE NOTES PAYABLE AT FAIR VALUE

The following is a summary of the Company’s convertible notes payable for which it elected the fair value option as of December 31, 2021 and 2020:

	Fair Value Outstanding as of December 31,
	2021	2020

January 3rd Note (2020 Lincoln Park Note)	$—	$436,156
March 4th Note	998,135	511,137
March 25th Note	—	580,000
Total convertible notes payable at fair value(a)	$998,135	$1,527,293

(a)	All amounts as of December 31, 2021 are recorded in noncurrent liabilities. As of December 31, 2020, this amount is recorded as $580,000 in current liabilities and $947,293 in noncurrent liabilities.

2020 Lincoln Park Note and Warrants

On January 3, 2020, the Company entered into a securities purchase agreement with Lincoln Park Capital Fund LLC, an Illinois limited liability company (“Lincoln Park”) and issued a convertible promissory note with a principal amount of $1.3 million (the “2020 Lincoln Park Note” or “January 3rd Note”) at a purchase price of $1.2 million together with warrants to purchase up to 41,518 shares of our common stock at an exercise price of $3.91 per share. The securities purchase agreement provided for issuance of warrants to purchase up to 41,518 shares of our common stock on each of the second, fourth, and sixth month anniversaries of the securities purchase agreement if the principal balance has not been paid on such dates (the “2020 Lincoln Park Warrants”); as such, on each of March 4, 2020, May 4, 2020 and July 3, 2020, the Company issued warrants to purchase up to 41,518 shares of its common stock. The 2020 Lincoln Park Note was convertible at any time into shares of our common stock (the “2020 Conversion Shares”) at an initial conversion price equal to the lower of (A) $5.25 per share and (B) the lower of (i) the lowest intraday sales price of our common stock on the applicable conversion date and (ii) the average of the three lowest closing sales prices of our common stock during the twelve consecutive trading days including the trading day immediately preceding the conversion date but under no circumstances lower than $3.91 per share. If an event of default under the 2020 Lincoln Park Note occurred prior to maturity, the 2020 Lincoln Park Note was convertible into shares of common stock at a 15% discount to the applicable conversion price. Outstanding principal under the 2020 Lincoln Park Note will not accrue interest, except upon an event of default, in which case interest at a default rate of 18% per annum would accrue until such event of default is cured. The proceeds of the 2020 Lincoln Park Note were used to repay the Pinnacle Note.

The Company elected the fair value option to account for the 2020 Lincoln Park Note and determined that the 2020 Lincoln Park Warrants met the criteria to be accounted for as a derivative liability due to its net cash settlement provision upon a fundamental transaction. The fair value of the 2020 Lincoln Park Note on issuance was recorded as $885,559. The fair value of the note increased by $103,845 and $403,491, respectively, for the years ended December 31, 2021 and 2020, and was recognized as current period other expense in the Company’s consolidated statement of operations (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

During 2020, Lincoln Park converted an aggregate principal balance of $760,000 at purchase prices between $4.35 and $4.45 and was issued 172,181 shares of common stock. The fair value of these shares of common stock issued was $852,895 based on the closing trading price of the common stock on the respective trading day.

During 2021, Lincoln Park converted the remaining principal balance of $540,000 at a purchase price of $3.91 and was issued 137,966 shares of common stock. The fair value of these shares of common stock issued was $561,522 based on the closing trading price of the common stock on the respective trading day.

As of December 31, 2020, the principal balance of the 2020 Lincoln Park Note was $540,000 with a fair value of $436,155 recorded on the Company’s consolidated balance sheet. As a result of the exercised conversion during 2021 described above, there was no amount outstanding on the 2020 Lincoln Park Note as of December 31, 2021.

2020 Lincoln Park Warrants

As described above, in connection with the 2020 Lincoln Park Note, the Company issued the 2020 Lincoln Park Warrants to purchase up to 41,518 shares of its common stock on January 3, 2020, as well as on each of the second, fourth, and six month anniversaries of the January 3rd Note issuance date (collectively “Series E, F, G, and H Warrants”).

The fair value of the 2020 Lincoln Park Warrants was recorded on issuance as a debt discount of $314,441. For the year ended December 31, 2020, the fair value of the warrants increased by $85,559 and was recognized as current period other expense in the Company’s consolidated statement of operations. As of December 31, 2020, the fair value of the Series E, F, G, and H Warrants on the Company’s consolidated balance sheet was $400,000.

During 2021, the Series E, F, G, and H Warrants were all converted into 146,027 shares via a cashless exercise formula pursuant to the warrant agreement. As a result, there were no amounts outstanding for Series E, F, G, and H Warrants as of December 31, 2021. Prior to their exercise, the fair value of the warrants increased by $2,397,877, which was recognized as current period other expense in the Company’s consolidated statement of operations for the year ended December 31, 2021.

March 4th Note

On March 4, 2020, the Company issued a convertible promissory note to a third-party investor and in exchange received $500,000. The Company also agreed to issue a warrant (“Series I Warrant”) to purchase up to 20,000 shares of our common stock at a purchase price of $3.91 per share. The convertible promissory note bears interest at a rate of 8% per annum and matures on March 4, 2030. The Company elected the fair value option to account for the convertible promissory note and determined that the Series “I” Warrant met the criteria to be accounted for as a derivative liability due to its net cash settlement provision upon a fundamental transaction. As such, the Company recorded the fair value on issuance of the convertible promissory note and Series “I” Warrant as $460,000 and $40,000, respectively. The balance of the convertible promissory note and any accrued interest may be converted at the noteholder’s option at any time at a purchase price $3.91 per share of our common stock.

For the years ended December 31, 2021 and 2020, the fair value of the convertible promissory note increased by $486,999 and $51,136, respectively, which were recognized as current period other expense in the Company’s consolidated statement of operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

For the year ended December 31, 2021 and 2020, the fair value of the Series “I” Warrant increased by $85,000 and $10,000, respectively, which was recognized as current period other expense in the Company’s consolidated statement of operations for their respective period.

As of both December 31, 2021 and 2020, the principal balance of the convertible promissory note was $500,000. As of December 31, 2021 and 2020, the fair value of the convertible promissory note of $998,135 and $511,136, respectively, and the fair value of the Series “I” Warrant of $135,000 and $50,000, respectively, were recorded on the Company’s consolidated balance sheet.

March 25th Note

On March 25, 2020, the Company issued a convertible promissory note to a third-party investor for a principal amount of $560,000 and received $500,000, net of transaction costs of $10,000 paid to the investor and original issue discount. The Company also issued 10,000 shares of our common stock related to this convertible note payable. The maturity date of the convertible promissory note was March 25, 2021 and the balance of the convertible promissory note and any accrued interest may be converted at the noteholder’s option at any time at a purchase price of $3.90 per share of common stock. The Company elected the fair value option to account for the convertible promissory note. The convertible promissory note’s fair value on issuance was recorded at $500,000.

For the years ended December 31, 2021 and 2020, the fair value of the note decreased by $20,000 and increased by $80,000, respectively, which was recognized as current period other income and current period other expense in the Company’s consolidated statement of operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of December 31, 2020, the principal balance of the convertible promissory note was $560,000 and the fair value of the convertible promissory note in the amount of $580,000 was recorded on the Company’s consolidated balance sheet.

During 2021, the March 25th Note was fully converted into 143,588 shares of Company’s common stock. As a result, no amounts remain outstanding as of December 31, 2021 related to the March 25th Note.

Convertible Notes with Bifurcated Conversion Features (2019 Lincoln Park Note and 2019 Lincoln Park Warrants)

On May 20, 2019, the Company entered into a securities purchase agreement with Lincoln Park pursuant to which the Company agreed to issue and sell to Lincoln Park a senior convertible promissory note with an initial principal amount of $1,100,000 (the “2019 Lincoln Park Note”), together with warrants to purchase shares of common stock (the “2019 Lincoln Park Warrants”).

The Company accounts for the embedded conversion feature of the 2019 Lincoln Park Note at fair value under ASC-815. Under ASC-815, an embedded feature in a debt instrument that meets the definition of a derivative is fair valued at issuance and remeasured at each reporting period with changes in fair value recognized in earnings. The Company also determined that the 2019 Lincoln Park Warrants met the definition of a derivative and should be classified as a liability recorded at fair value upon issuance and remeasured at each reporting period with changes recorded in earnings. During 2020, Lincoln Park converted an aggregate of $1,100,000 of principal into shares of common stock at a conversion price of $3.91. The Company recorded $59,742 of interest expense to accrete the note to par value for year ended December 31, 2020. On June 5, 2020, Lincoln Park exercised the 2019 Lincoln Park Warrants through a cashless exercise formula pursuant to the warrant agreement and was issued 75,403 shares of the common stock.

The Company did not have any balances related to 2019 Lincoln Park Note or the 2019 Lincoln Park Warrants on its consolidated balance sheets as of December 31, 2021 or 2020.